Fair Value (Carrying And Estimated Fair Values Of Financial Instruments) (Details) (USD $)	3 Months Ended
	Mar. 31, 2014		Dec. 31, 2013		Mar. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative counterparty assets at fair value	$ 26,900,000		$ 12,900,000
Assets held for sale (excluding leases)	19,600,000		731,100,000
Loans (excluding leases)	13,000,000,000
Investment Securities	2,255,000,000		2,630,700,000
Other assets subject to fair value disclosure and unsecured counterparty receivables	91,100,000		50,300,000
Deposits	(13,189,300,000)		(12,526,500,000)
Derivative counterparty liabilities at fair value	(32,100,000)		(24,100,000)
Unsecured borrowings valued at market prices	13,500,000,000
Other liabilities subject to fair value disclosure	(2,692,600,000)		(2,664,300,000)
Unpaid Principal Balance	336,400,000		370,100,000
Impaired loans carrying amount	247,600,000
Carrying amount of impaired loans percentage of unpaid principal balance	74.00%
Fair value of loans, percentage	101.00%
Loans acquired with deteriorated credit quality--Allowance	1,000,000	[1]			2,300,000	[1]
Impaired loans unpaid principal balance with no specific allowance	172,000,000
Impaired loans carrying value with no specific allowance	152,000,000
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading assets at fair value - derivatives	64,200,000		37,400,000
Derivative counterparty assets at fair value	26,900,000		12,900,000
Assets held for sale (excluding leases)	469,500,000		415,200,000
Loans (excluding leases)	12,894,000,000		12,619,400,000
Investment Securities	2,255,000,000		2,630,700,000
Other assets subject to fair value disclosure and unsecured counterparty receivables	606,800,000	[2]	586,500,000	[2]
Deposits	(13,240,700,000)	[3]	(12,565,000,000)	[3]
Trading liabilities at fair value - derivatives	(85,600,000)		(86,900,000)
Derivative counterparty liabilities at fair value	(32,100,000)		(24,100,000)
Unsecured borrowings valued at market prices	19,672,700,000	[4]	18,693,100,000	[4]
Other liabilities subject to fair value disclosure	(1,844,700,000)		(1,919,100,000)
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading assets at fair value - derivatives	64,200,000		37,400,000
Derivative counterparty assets at fair value	26,900,000		12,900,000
Assets held for sale (excluding leases)	473,500,000		416,400,000
Loans (excluding leases)	13,019,500,000		12,681,600,000
Investment Securities	2,259,300,000		2,629,200,000
Other assets subject to fair value disclosure and unsecured counterparty receivables	606,800,000	[2]	586,500,000	[2]
Deposits	(13,451,700,000)	[3]	(12,751,900,000)	[3]
Trading liabilities at fair value - derivatives	(85,600,000)		(86,900,000)
Derivative counterparty liabilities at fair value	(32,100,000)		(24,100,000)
Unsecured borrowings valued at market prices	20,443,100,000	[4]	19,340,800,000	[4]
Other liabilities subject to fair value disclosure	(1,844,700,000)		(1,919,100,000)
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative counterparty assets at fair value	26,900,000		12,900,000
Derivative counterparty liabilities at fair value	(32,100,000)		(24,100,000)
Secured long-term borrowings	2,100,000,000
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative counterparty assets at fair value
Assets held for sale (excluding leases)	19,600,000		731,100,000
Derivative counterparty liabilities at fair value
Secured long-term borrowings	$ 3,900,000,000

[1]	Represents loans considered impaired in FSA and are accounted for under the guidance in ASC 310-30 (Loans and Debt Securities Acquired with Deteriorated Credit Quality).
[2]	Other assets subject to fair value disclosure primarily include accrued interest receivable and miscellaneous receivables. These assets have carrying values that approximate fair value generally due to the short-term nature and are classified as level 3. The unsecured counterparty receivables primarily consist of amounts owed to CIT from GSI for debt discount, return of collateral posted to GSI and settlements resulting from market value changes to asset-backed securities underlying the GSI Facilities
[3]	Deposits and long-term borrowings include accrued interest, which is included in "Other liabilities" in the Balance Sheet.
[4]	Other liabilities subject to fair value disclosure include accounts payable, accrued liabilities, customer security and maintenance deposits and miscellaneous liabilities. The fair value of these approximates carrying value and are classified as level 3.